Rendering of services	12 Months Ended
Mar. 31, 2020
Rendering of services
Rendering of services

8.  Rendering of services

8.1   Disaggregation of revenue

In the following tables, revenue is disaggregated by product type

Revenue by Product types

	March 31,
	2018	2019	2020
Air Ticketing	5,012,931	3,449,265	2,609,518
Hotels and Packages	6,628,236	4,914,420	3,601,798
Other Services	105,249	56,419	53,958
Total	11,746,416	8,420,104	6,265,274

8.2   Contract balances

Contract assets

Contract assets primarily relate to the Group’s rights to consideration from travel suppliers in exchange for services that the Company has transferred to the traveler when that right is conditional on the Company’s future performance. The contract assets are transferred to receivables when the rights to consideration become unconditional. This usually occurs when the Group issues an invoice to the travel suppliers.

	March 31,
	2019	2020
Contract Assets	22,584	—

Changes in contract assets are as follows:

	March 31,
	2019	2020
Balance at the beginning of the year	17,279	22,584
Revenue recognised during the year	22,584	—
Adjustment during the year	—	(14,400)
Billed during the year	(17,279)	(8,183)
Balance at the end of the year	22,584	—

Contract liabilities

A  contract liability is the obligation to transfer services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

Contract liabilities primarily relate to the consideration received from customers for travel bookings in advance of the Group's performance obligations which was earlier classified as "advance from customers", and consideration allocated to customer loyalty programs and advance received from Global Distribution System ("GDS") provider for bookings of airline tickets in future which is deferred, and which was earlier classified as deferred revenue

	March 31,
	2019	2020
Advance from customer (refer to Note 38)	702,444	774,673
Deferred revenue (refer to Note 35)	675,711	357,916
Total Contract liabilities	1,378,155	1,132,589

As at March 31, 2019, INR 702,444  of  advance consideration received from customers for travel bookings was reported within contract liabilities, INR 629,398 of which was applied to revenue and INR 6,882 was refunded to customers during the year ended March 31, 2020. As at March 31, 2020, the related balance was INR 774,673.

No information is provided about remaining performance obligations at March 31, 2020 that have an original expected duration of one year or less, as allowed by IFRS 15.